Information concerning the Group's Consolidated Operations (Tables)	6 Months Ended
Jun. 30, 2023
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Revenues By Country of Origin and Other Income

Revenues by country of origin and other income

	For the six-month period ended June 30,
	2022 *	2023
	$ in thousands
From France	2,972	317
From USA	—	—
Revenues	2,972	317
Research tax credit	3,544	4,391
Subsidies and other	7	851
Other income	3,551	5,242
Total revenues and other income	6,523	5,560

* These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)

Revenues by country of origin and other income

	For the three-month period ended June 30,
	2022 *	2023
	$ in thousands
From France	1,307	178
From USA	—	—
Revenues	1,307	178
Research tax credit	1,416	1,275
Subsidies and other	0	547
Other income	1,416	1,823
Total revenues and other income	2,723	2,001

* These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)

Revenues by Nature

Revenues by nature

	For the six-month period ended June 30,
	2022 *	2023
	$ in thousands
Recognition of previously deferred upfront payments	—	—
Other revenues from collaboration agreements	2,530	—
Collaboration agreements	2,530	—
Licenses	276	264
Products & services	166	53
Total revenues	2,972	317

* These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)

Revenues by nature

	For the three-month period ended June 30,
	2022 *	2023
	$ in thousands
Recognition of previously deferred upfront payments	—	—
Other revenues from collaboration agreements	998	—
Collaboration agreements	998	—
Licenses	158	157
Products & services	150	22
Total revenues	1,307	178

* These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)

Details of Operating Expenses by Nature

	For the six-month period ended June 30,
Cost of revenue	2022 *	2023

Cost of goods sold	0	—
Royalty expenses	(714)	(389)
Cost of revenue	(714)	(389)

	For the six-month period ended June 30,
Research and development expenses	2022 *	2023

Wages and salaries	(21,161)	(17,520)
Social charges on stock option grants	32	(181)
Non-cash stock-based compensation expense	(3,134)	(2,289)
Personnel expenses	(24,263)	(19,990)
Purchases and external expenses	(19,113)	(15,009)
Other	(8,854)	(8,227)
Total research and development expenses	(52,231)	(43,225)

	For the six-month period ended June 30,
Selling, general and administrative expenses	2022 *	2023

Wages and salaries	(3,226)	(2,983)
Social charges on stock option grants	(39)	(81)
Non-cash stock-based compensation expense	(1,193)	(977)
Personnel expenses	(4,458)	(4,041)
Purchases and external expenses	(5,034)	(3,426)
Other	(1,400)	(1,447)
Total selling, general and administrative expenses	(10,893)	(8,914)

	For the six-month period ended June 30,
Personnel expenses	2022 *	2023

Wages and salaries	(24,387)	(20,503)
Social charges on stock option grants	(8)	(263)
Non-cash stock-based compensation expense	(4,327)	(3,265)
Total personnel expenses	(28,722)	(24,031)

	For the six-month period ended June 30,
	2022 *	2023
Other operating income (expenses)	774	(83)

* These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)

	For the three-month period ended June 30,
	2022 *	2023

Cost of goods sold	0	—
Royalty expenses	(329)	(55)
Cost of revenue	(329)	(55)

	For the three-month period ended June 30,
Research and development expenses	2022 *	2023

Wages and salaries	(10,003)	(8,463)
Social charges on free shares and stock option grants	39	(47)
Non-cash stock-based compensation expense	(1,454)	(1,186)
Personnel expenses	(11,419)	(9,696)
Purchases and external expenses	(9,847)	(8,352)
Other	(4,364)	(4,097)
Total research and development expenses	(25,630)	(22,144)

	For the three-month period ended June 30,
Selling, general and administrative expenses	2022 *	2023

Wages and salaries	(1,593)	(1,480)
Social charges on free shares and stock option grants	7	(7)
Non-cash stock-based compensation expense	(557)	(460)
Personnel expenses	(2,142)	(1,947)
Purchases and external expenses	(2,019)	(1,284)
Other	(669)	(719)
Total selling, general and administrative expenses	(4,830)	(3,950)

	For the three-month period ended June 30,
Personnel expenses	2022 *	2023

Wages and salaries	(11,596)	(9,943)
Social charges on free shares and stock option grants	46	(54)
Non-cash stock-based compensation expense	(2,011)	(1,646)
Total personnel expenses	(13,561)	(11,643)

	For the three-month period ended June 30,
	2022 *	2023
Other operating income (expenses)	753	490

* These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)

Summary of Key Performance Indicators by Reportable Segments

Details of key performance indicators by reportable segment for the six months period ended June 30, 2022 and 2023.

	For the six-month period ended June 30, 2022			For the six-month period ended June 30, 2023
$ in thousands	Plants (discontinued operations)	Therapeutics	Total reportable segments	Plants (discontinued operations)	Therapeutics	Total reportable segments

External revenues	73	2,972	3,045	43	317	360
External other income	—	3,551	3,551	—	5,242	5,242
External revenues and other income	73	6,523	6,596	43	5,560	5,602
Cost of revenue	(0)	(714)	(714)	(63)	(389)	(451)
Research and development expenses	(6,297)	(52,231)	(58,527)	(3,487)	(43,225)	(46,712)
Selling, general and administrative expenses	(6,801)	(10,893)	(17,695)	(2,313)	(8,914)	(11,227)
Other operating income and expenses	242	774	1,016	(1,251)	(83)	(1,334)
Total operating expenses	(12,856)	(63,064)	(75,920)	(7,113)	(52,612)	(59,725)
Operating income (loss) before tax	(12,783)	(56,541)	(69,324)	(7,070)	(47,053)	(54,123)
Net financial gain (loss)	5,900	9,213	15,113	(3,307)	11,580	8,273
Income tax	—	—	—	—	(258)	(258)
Net income (loss) from discontinued operations	(6,883)		(6,883)	(10,377)		(10,377)
Net income (loss)	(6,883)	(47,328)	(54,211)	(10,377)	(35,731)	(46,108)
Non-controlling interests	3,352	—	3,352	5,393	—	5,393
Net income (loss) attributable to shareholders of Cellectis	(3,531)	(47,328)	(50,858)	(4,984)	(35,731)	(40,715)
R&D non-cash stock-based expense attributable to shareholder of Cellectis	216	3,134	3,349	188	1,900	2,088
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	789	1,193	1,982	599	1,366	1,965
Adjustment of share-based compensation attributable to shareholders of Cellectis	1,005	4,327	5,331	788	3,265	4,053
Adjusted net income (loss) attributable to shareholders of Cellectis	(2,526)	(43,001)	(45,527)	(4,196)	(32,465)	(36,662)
Depreciation and amortization	(1,316)	(9,434)	(10,749)	(7)	(8,875)	(8,882)
Additions to tangible and intangible assets	671	1,452	2,123	21	536	556

Details of key performance indicators by reportable segment for the three months period ended June, 30, 2022 and 2023.

	For the three-month period ended June 30, 2022			For the three-month period ended June 30, 2023
$ in thousands	Plants (discontinued operations)	Therapeutics	Total reportable segments	Plants (discontinued operations)	Therapeutics	Total reportable segments

External revenues	42	1,307	1,348	1	178	179
External other income	—	1,416	1,416	—	1,823	1,823
External revenues and other income	42	2,723	2,765	1	2,001	2,002
Cost of revenue	0	(329)	(329)	(63)	(55)	(118)
Research and development expenses	(3,419)	(25,630)	(29,048)	(1,322)	(22,144)	(23,467)
Selling, general and administrative expenses	(3,585)	(4,830)	(8,415)	(976)	(3,950)	(4,927)
Other operating income and expenses	198	753	951	(1,074)	490	(584)
Total operating expenses	(6,806)	(30,036)	(36,842)	(3,435)	(25,660)	(29,095)
Operating income (loss) before tax	(6,764)	(27,313)	(34,077)	(3,434)	(23,659)	(27,093)
Financial gain (loss)	6,322	8,301	14,623	(2,213)	15,982	13,769
Income tax	—	—	—	—	(258)	(258)
Net income (loss) from discontinued operations	(442)		(442)	(5,647)		(5,647)
Net income (loss)	(442)	(19,012)	(19,454)	(5,647)	(7,935)	(13,583)
Non controlling interests	506	—	506	(2,935)	—	(2,935)
Net income (loss) attributable to shareholders of Cellectis	64	(19,012)	(18,946)	(2,712)	(7,935)	(10,648)
R&D non-cash stock-based expense attributable to shareholder of Cellectis	226	1,454	1,681	103	797	900
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	447	557	1,003	326	849	1,174
Adjustment of share-based compensation attributable to shareholders of Cellectis	673	2,011	2,684	428	1,646	2,074
Adjusted net income (loss) attributable to shareholders of Cellectis	737	(17,001)	(16,264)	(2,284)	(6,289)	(8,573)
Depreciation and amortization	(608)	(4,500)	(5,108)	(12)	(4,419)	(4,431)
Additions to tangible and intangible assets	308	870	1,178	21	311	332

Details of Financial Income and Expenses

	For the six-month period ended June 30,
Financial income and expenses	2022	2023

Income from cash, cash equivalents and financial assets	311	1,441
Foreign exchange gains	8,310	9,248
Gain on fair value measurment	3,642	593
Other financial income	-	21,759
Financial income	12,263	33,041
Interest on financial liabilities	(176)	(690)
Foreign exchange losses	(878)	(2,278)
Loss on fair value measurment	(247)	(16,931)
Interest on lease liabilities	(1,748)	(1,561)
Other financial expenses	—	(1)
Financial expenses	(3,050)	(21,461)
Net financial gain (loss)	9,213	11,580

	For the three-month period ended June 30,
Financial income and expenses	2022	2023

Income from cash, cash equivalents and financial assets	205	761
Foreign exchange gains	6,146	9,216
Gain on fair value measurment	3,642	531
Other financial income	—	21,759
Financial income	9,992	32,266
Interest on financial liabilities	(111)	(573)
Foreign exchange losses	(592)	(1,289)
Loss on fair value measurment	(125)	(13,648)
Interest on lease liabilities	(863)	(774)
Other financial expenses	(0)	(0)
Financial expenses	(1,691)	(16,284)
Net financial gain (loss)	8,301	15,982